                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                  Fairfield, Ohio         November 11, 2006
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:     464,778

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
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                                  TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER             CLASS        CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN             COMMON          01881G106   86,334 1,251,400 SH       SHARED           01   -- 1,251,400   --
DEVELOPERS DIVERSIFIED REALTY COMMON          251591103   25,092   450,000 SH       SHARED           01   --   450,000   --
DUKE ENERGY CORP              COMMON          26441C105   25,323   838,500 SH       SHARED           01   --   838,500   --
DUKE REALTY CORP              COMMON          264411505   18,675   500,000 SH       SHARED           01   --   500,000   --
EXXON MOBIL CORPORATION       COMMON          30231G102   27,243   406,000 SH       SHARED           01   --   406,000   --
FIFTH THIRD BANCORP           COMMON          316773100   39,456 1,036,125 SH       SHARED           01   -- 1,036,125   --
FIRST MERIT CORPORATION       COMMON          337915102    2,317   100,000 SH       SHARED           01   --   100,000   --
FORTUNE BRANDS INC            COMMON          349631101    7,511   100,000 SH       SHARED           01   --   100,000   --
GENERAL ELECTRIC CO.          COMMON          369604103    3,530   100,000 SH       SHARED           01   --   100,000   --
GLIMCHER REALTY TRUST         COMMON          379302102   22,302   900,000 SH       SHARED           01   --   900,000   --
JOHNSON & JOHNSON             COMMON          478160104    8,118   125,000 SH       SHARED           01   --   125,000   --
KAMAN CORP CV DEB             CONVERTIBLE DEB 483548AC7    1,956 2,016,101 PRN      SHARED           01   --        --   --
KELLWOOD CORP                 CONVERTIBLE DEB 488044AF5    1,656 1,850,000 PRN      SHARED           01   --        --   --
LINCOLN NATIONAL CORP         COMMON          534187109    9,312   150,000 SH       SHARED           01   --   150,000   --
NATIONAL CITY CORPORATION     COMMON          635405103   58,854 1,608,032 SH       SHARED           01   -- 1,608,032   --
NATIONAL RETAIL PPTYS INC     COMMON          637417106   15,876   735,000 SH       SHARED           01   --   735,000   --
PARTNERRE LTD                 COMMON          G6852T105    3,232    47,828 SH       SHARED           01   --    47,828   --
PFIZER INC                    COMMON          717081103    8,607   303,500 SH       SHARED           01   --   303,500   --
PIEDMONT NATURAL GAS          COMMON          720186105      516    20,400 SH       SHARED           01   --    20,400   --
PNC FINANCIAL SERVICES GROUP  COMMON          693475105   17,683   244,100 SH       SHARED           01   --   244,100   --
PROCTER & GAMBLE CORPORATION  COMMON          742718109    6,508   105,000 SH       SHARED           01   --   105,000   --
PRUDENTIAL PLC                PREFERRED       G7293H189    2,532   100,000 SH       SHARED           01   --        --   --
SKY FINANCIAL GROUP INC       COMMON          83080P103    7,617   305,900 SH       SHARED           01   --   305,900   --
SYSCO CORP                    COMMON          871829107      836    25,000 SH       SHARED           01   --    25,000   --
U S BANCORP                   COMMON          902973304    8,305   250,000 SH       SHARED           01   --   250,000   --
WELLS FARGO & CO              COMMON          949746101   27,497   760,000 SH       SHARED           01   --   760,000   --
WORLD COLOR PRESS INC CV DEB  CONVERTIBLE DEB 981443AA2    2,472 2,500,000 PRN      SHARED           01   --        --   --
WYETH                         COMMON          983024100   25,420   500,000 SH       SHARED           01   --   500,000   --
                                                         464,778
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